Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Time Restricted stock units $ in Thousands	Mar. 31, 2025 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2025	$ 1,058
2026	833
2027	443
2028	63
Total	$ 2,397